CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Retained Deficit [Member]	Total
Beginning Balance at Dec. 31, 2022	$ 657,866	$ 6,115	$ (348,087)	$ 315,894
Beginning Balance (shares) at Dec. 31, 2022	189,995,563
Public equity offerings, net of issuance costs	$ 60,666			60,666
Public equity offerings, net of issuance costs (shares)	25,740,193
Exercise of options	$ 3,758	(1,305)		2,453
Exercise of options (shares)	1,097,900
Settlement of performance and deferred share units	$ 405	(2,817)		(2,412)
Settlement of performance and deferred share units (shares)	411,836
Share-based compensation		3,617		3,617
Canceled options		(1,054)	1,054
Earnings (Loss) for the year			6,123	6,123
Ending Balance at Dec. 31, 2023	$ 722,695	4,556	(340,910)	386,341
Ending Balance (shares) at Dec. 31, 2023	217,245,492
Public equity offerings, net of issuance costs	$ 122,373			122,373
Public equity offerings, net of issuance costs (shares)	43,365,971
Exercise of options	$ 5,918	(1,961)		3,957
Exercise of options (shares)	1,712,400
Canceled options and performance share units		(231)	231
Share-based compensation		3,242		3,242
Earnings (Loss) for the year			(31,476)	(31,476)
Ending Balance at Dec. 31, 2024	$ 850,986	$ 5,606	$ (372,155)	$ 484,437
Ending Balance (shares) at Dec. 31, 2024	262,323,863